Other receivables and liabilities - Other receivables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current
R&D tax credits	€ 144	€ 127
Indirect tax receivables	27	45
Other	39	41
Other non-current receivables	210	213
Current
VAT and other indirect tax receivables	300	302
Prepayments related to contract manufacturing	126	128
IT-related prepaid expenses	47	59
R&D tax credits and grant receivables	43	46
Divestment-related receivables	23	28
Other	228	201
Other current receivables	€ 767	€ 764